KEYNOTE SERIES ACCOUNT

Supplement to the Currently Effective Prospectus

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Transamerica Partners Balanced Portfolio

Transamerica Partners Core Bond Portfolio

The following replaces the current information in the Prospectus for each of Transamerica Partners Balanced Portfolio and Transamerica Partners Core Bond Portfolio (the “Portfolios”) relating to Aegon USA Investment Management, LLC under the section entitled “Management.” Transamerica Asset Management, Inc. continues to serve as the Portfolios’ investment adviser. Information relating to the other sub-adviser to the Transamerica Partners Balanced Portfolio, J.P. Morgan Investment Management, Inc., has not changed.

Sub-Adviser:	Portfolio Managers:
Aegon USA Investment Management, LLC	Brian W. Westhoff, CFA, Portfolio Manager since 2014
Doug Weih, CFA, Portfolio Manager since 2014
Matthew Q. Buchanan, CFA, Portfolio Manager since 2015
Bradley D. Doyle, Portfolio Manager since 2015
Tyler A. Knight, Portfolio Manager since 2015

The following replaces the information in the Prospectus relating to the Portfolios under the section entitled “Further Information About Each Sub-adviser – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the Portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC from 2005 – 2011
Doug Weih, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the Portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Director of Public Securitized Bonds since 2009
Matthew Q. Buchanan, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the Portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2012; Co-Head of Investment Grade Credit; Bond Trader, Logan Circle Partners 2007-2012
Bradley D. Doyle	Aegon USA Investment Management, LLC	Portfolio Manager of the Portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit
Tyler A. Knight	Aegon USA Investment Management, LLC	Portfolio Manager of the Portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008

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Investors Should Retain this Supplement for Future Reference

October 6, 2015